Expense Example - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567